Accrued and Other Liabilities (Tables)	12 Months Ended
Jun. 29, 2011
Accrued and Other Liabilities
Schedule of Accrued Liabilities

	2011	2010
Payroll	$91,935	$79,159
Gift cards	79,837	78,505
Insurance	25,138	28,234
Sales tax	19,234	24,801
Property tax	15,844	17,423
Dividends	11,609	14,565
Other	43,768	57,853

	$287,365	$300,540

Schedule of Other Liabilities

	2011	2010
Straight-line rent	$55,180	$52,241
Insurance	42,674	47,123
Landlord contributions	28,420	30,810
Unrecognized tax benefits	5,245	13,290
Other	5,966	5,504

	$137,485	$148,968